PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statement of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ 327,544	¥ 334,039	¥ 202,519
Effect of foreign currency exchange rate changes on cash and cash equivalents	(3,515)	377	77
Net (decrease) increase in cash and cash equivalents	66,279	49,874	(66,986)
Cash and cash equivalents as of the beginning of the year	214,076	164,202	231,188
Cash and cash equivalents as of the end of the year	280,355	¥ 214,076	¥ 164,202
Fang | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	3,634
Effect of foreign currency exchange rate changes on cash and cash equivalents	(198)
Net (decrease) increase in cash and cash equivalents	3,436
Cash and cash equivalents as of the end of the year	¥ 3,436